Financial Instruments (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of derivative warrant liabilities and convertible debentures

Type	Valuation Technique	Key Inputs
Derivative warrant liabilities	The fair value of the warrant liabilities at the year-end has been calculated using a Black-Scholes pricing model combined with a discounted cash flow methodology.

Key observable inputs

·  Share price (February 28, 2022: $0.41, August 31, 2021: $0.41)

·  Risk-free interest rate (February 28, 2022: 0.42% to 1.01%, August 31, 2021: 0.19% to 0.67%)

·  Dividend yield (February 28, 2022: 0%, August 31, 2021: 0%)

Key unobservable inputs

·  Expected volatility (February 28, 2022: 60%, August 31, 2021: 60% to 70%)

Schedule of significant unobservable input

Derivative Warrant Liabilities	February 28, 2022
Comprehensive Loss	Increase	Decrease
Expected volatility (20% movement vs. the model input)	$1,120	$(1,143)